Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	1,500	$25,309

Airlines — 2.7%
ANA Holdings Inc.	14,000	482,013
Japan Airlines Co. Ltd.	14,500	452,551

		934,564

Auto Components — 1.8%
Bridgestone Corp.	12,500	522,987
Denso Corp.	1,000	46,825
Sumitomo Electric Industries Ltd.	1,500	20,765
Sumitomo Rubber Industries Ltd.	2,500	33,370

		623,947

Automobiles — 4.5%
Honda Motor Co. Ltd.	8,000	217,714
Mazda Motor Corp.	3,500	32,538
Nissan Motor Co. Ltd.	66,500	424,080
Subaru Corp.	3,500	101,110
Suzuki Motor Corp.	5,000	237,593
Toyota Motor Corp.	8,000	558,124

		1,571,159

Banks — 5.4%
Aozora Bank Ltd.	7,000	180,722
Japan Post Bank Co. Ltd.	45,500	455,400
Mitsubishi UFJ Financial Group Inc.	38,500	202,926
Mizuho Financial Group Inc.	323,000	504,347
Resona Holdings Inc.	15,000	65,922
Seven Bank Ltd.	29,500	85,958
Sumitomo Mitsui Financial Group Inc.	10,500	376,856
Sumitomo Mitsui Trust Holdings Inc.	1,000	36,779

		1,908,910

Beverages — 2.5%
Asahi Group Holdings Ltd.	7,000	351,603
Coca-Cola Bottlers Japan Holdings Inc.	500	11,410
Kirin Holdings Co. Ltd.	10,000	213,219
Suntory Beverage & Food Ltd.	7,000	299,153

		875,385

Building Products — 0.4%
Daikin Industries Ltd.	1,000	140,881

Chemicals — 1.3%
Shin-Etsu Chemical Co. Ltd.	1,500	168,725
Teijin Ltd.	5,500	111,013
Toray Industries Inc.	24,000	171,100

		450,838

Commercial Services & Supplies — 2.2%
Dai Nippon Printing Co. Ltd.	3,500	94,149
Park24 Co. Ltd.	5,000	118,357
Secom Co. Ltd.	6,000	558,624
Toppan Printing Co. Ltd.	1,000	18,602

		789,732

Construction & Engineering — 0.1%
Taisei Corp.	1,000	39,776

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	10,000	497,294

Electric Utilities — 3.2%
Chubu Electric Power Co. Inc.	7,500	112,772

Security	Shares	Value

Electric Utilities (continued)
Chugoku Electric Power Co. Inc. (The)	38,000	$506,526
Kansai Electric Power Co. Inc. (The)	3,500	40,940
Kyushu Electric Power Co. Inc.	24,500	245,215
Tohoku Electric Power Co. Inc.	13,500	139,115
Tokyo Electric Power Co. Holdings Inc.(a)	13,500	62,689

		1,107,257

Electrical Equipment — 0.5%
Mitsubishi Electric Corp.	1,500	21,597
Nidec Corp.	1,000	148,791

		170,388

Electronic Equipment, Instruments & Components — 0.9%
Hamamatsu Photonics KK	2,500	97,821
Hirose Electric Co. Ltd.	520	66,043
Keyence Corp.	200	127,321
Kyocera Corp.	500	33,033

		324,218

Entertainment — 0.9%
Konami Holdings Corp.	1,500	66,186
Nintendo Co. Ltd.	200	71,449
Toho Co. Ltd./Tokyo	4,500	181,906

		319,541

Equity Real Estate Investment Trusts (REITs) — 9.9%
Daiwa House REIT Investment Corp.	130	378,197
Japan Prime Realty Investment Corp.	65	312,058
Japan Real Estate Investment Corp.	80	545,396
Japan Retail Fund Investment Corp.	200	466,214
Nippon Building Fund Inc.	70	530,965
Nippon Prologis REIT Inc.	145	405,069
Nomura Real Estate Master Fund Inc.	195	372,485
United Urban Investment Corp.	230	463,808

		3,474,192

Food & Staples Retailing — 2.8%
Aeon Co. Ltd.	5,000	101,059
FamilyMart Co. Ltd.	3,000	74,816
Lawson Inc.	7,000	387,216
Seven & i Holdings Co. Ltd.	11,000	417,187

		980,278

Food Products — 3.6%
Ajinomoto Co. Inc.	11,000	209,560
Calbee Inc.	2,500	83,715
MEIJI Holdings Co. Ltd.	2,600	188,076
NH Foods Ltd.	4,000	168,170
Nisshin Seifun Group Inc.	3,500	69,608
Nissin Foods Holdings Co. Ltd.	2,000	151,704
Toyo Suisan Kaisha Ltd.	7,000	295,269
Yamazaki Baking Co. Ltd.	5,500	93,918

		1,260,020

Gas Utilities — 2.2%
Osaka Gas Co. Ltd.	16,500	324,032
Toho Gas Co. Ltd.	2,000	78,165
Tokyo Gas Co. Ltd.	15,000	367,143

		769,340

Health Care Equipment & Supplies — 1.5%
Hoya Corp.	3,000	266,491
Olympus Corp.	5,000	68,452
Terumo Corp.	5,500	180,611

		515,554

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	1,500	$34,439
Suzuken Co. Ltd./Aichi Japan	2,000	107,303

		141,742

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Holdings Co. Japan Ltd.	10,500	527,404
Oriental Land Co. Ltd./Japan	4,000	587,762

		1,115,166

Household Durables — 2.7%
Casio Computer Co. Ltd.	6,500	106,124
Nikon Corp.	5,500	70,718
Panasonic Corp.	7,000	59,371
Rinnai Corp.	1,500	110,864
Sekisui House Ltd.	21,000	454,947
Sony Corp.	2,500	153,207

		955,231

Household Products — 0.9%
Lion Corp.	5,000	105,176
Unicharm Corp.	6,500	221,807

		326,983

Industrial Conglomerates — 0.8%
Keihan Holdings Co. Ltd.	4,500	213,126
Toshiba Corp.	2,500	85,681

		298,807

Insurance — 3.1%
Japan Post Holdings Co. Ltd.	43,500	400,777
MS&AD Insurance Group Holdings Inc.	5,000	162,296
Sompo Holdings Inc.	1,000	39,536
Sony Financial Holdings Inc.	3,000	64,909
Tokio Marine Holdings Inc.	7,500	407,104

		1,074,622

Interactive Media & Services — 0.4%
Z Holdings Corp.	43,500	134,397

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	9,500	91,217

IT Services — 1.2%
Fujitsu Ltd.	3,000	266,991
NTT Data Corp.	10,000	132,464
Otsuka Corp.	500	20,304

		419,759

Leisure Products — 2.2%
Bandai Namco Holdings Inc.	3,500	215,883
Sankyo Co. Ltd.	8,500	298,391
Sega Sammy Holdings Inc.	3,000	42,403
Shimano Inc.	1,100	184,173
Yamaha Corp.	500	23,449

		764,299

Machinery — 1.5%
FANUC Corp.	1,000	199,806
Hoshizaki Corp.	1,000	85,472
Mitsubishi Heavy Industries Ltd.	6,000	244,318

		529,596

Media — 0.3%
Dentsu Inc.	2,500	89,959

Multiline Retail — 0.5%
Pan Pacific International Holdings Corp.	8,000	126,321

Security	Shares	Value

Multiline Retail (continued)
Ryohin Keikaku Co. Ltd.	2,000	$44,864

		171,185

Oil, Gas & Consumable Fuels — 0.0%
Inpex Corp.	1,500	13,993

Personal Products — 1.1%
Kao Corp.	4,000	323,537
Shiseido Co. Ltd.	800	66,365

		389,902

Pharmaceuticals — 4.5%
Astellas Pharma Inc.	22,000	378,216
Chugai Pharmaceutical Co. Ltd.	3,000	253,920
Daiichi Sankyo Co. Ltd.	1,000	66,047
Kyowa Kirin Co. Ltd.	2,500	46,159
Mitsubishi Tanabe Pharma Corp.	11,500	138,504
Ono Pharmaceutical Co. Ltd.	2,000	37,871
Otsuka Holdings Co. Ltd.	2,500	104,944
Shionogi & Co. Ltd.	3,500	211,026
Taisho Pharmaceutical Holdings Co. Ltd.	500	35,937
Takeda Pharmaceutical Co. Ltd.	8,500	308,848

		1,581,472

Road & Rail — 10.2%
Central Japan Railway Co.	2,400	494,963
East Japan Railway Co.	5,200	473,750
Hankyu Hanshin Holdings Inc.	3,500	140,835
Keio Corp.	2,000	124,139
Keisei Electric Railway Co. Ltd.	1,500	61,676
Kintetsu Group Holdings Co. Ltd.	9,000	492,022
Kyushu Railway Co.	13,000	430,507
Nagoya Railroad Co. Ltd.	14,500	462,745
Odakyu Electric Railway Co. Ltd.	2,500	61,121
Seibu Holdings Inc.	2,000	35,392
Tobu Railway Co. Ltd.	7,000	234,725
Tokyu Corp.	7,500	142,292
West Japan Railway Co.	5,000	435,549

		3,589,716

Semiconductors & Semiconductor Equipment — 0.3%
Tokyo Electron Ltd.	500	102,100

Software — 0.2%
Oracle Corp. Japan	1,000	88,617

Specialty Retail — 4.9%
ABC-Mart Inc.	5,500	377,503
Fast Retailing Co. Ltd.	300	186,069
Hikari Tsushin Inc.	800	176,273
Nitori Holdings Co. Ltd.	2,000	305,444
Shimamura Co. Ltd.	2,000	170,390
Yamada Denki Co. Ltd.	105,000	507,978

		1,723,657

Technology Hardware, Storage & Peripherals — 4.0%
Canon Inc.	17,000	465,788
FUJIFILM Holdings Corp.	7,000	309,514
Konica Minolta Inc.	8,000	59,128
NEC Corp.	11,800	469,359
Ricoh Co. Ltd.	8,500	76,268
Seiko Epson Corp.	2,500	35,567

		1,415,624

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.4%
Japan Tobacco Inc.	21,000	$477,092

Trading Companies & Distributors — 2.9%
ITOCHU Corp.	13,500	283,599
Marubeni Corp.	3,000	21,252
Mitsubishi Corp.	10,000	255,677
Mitsui & Co. Ltd.	16,500	285,036
Sumitomo Corp.	10,000	163,082

		1,008,646

Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	5,000	113,501

Wireless Telecommunication Services — 3.8%
KDDI Corp.	18,500	513,219
NTT DOCOMO Inc.	21,000	577,910
Softbank Corp.	11,000	151,103
SoftBank Group Corp.	2,000	77,517

		1,319,749

Total Common Stocks — 99.0% (Cost: $33,313,755)		34,715,615

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	15,000	$15,000

Total Short-Term Investments — 0.1% (Cost: $15,000)		15,000

Total Investments in Securities — 99.1% (Cost: $33,328,755)		34,730,615

Other Assets, Less Liabilities — 0.9%		327,831

Net Assets — 100.0%		$35,058,446

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	18,000	(3,000)	15,000	$15,000	$50	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	22	12/12/19	$340	$(164)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$34,715,615	$—	$—	$34,715,615
Money Market Funds	15,000	—	—	15,000

	$34,730,615	$—	$—	$34,730,615

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(164)	$—	$—	$(164)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4